CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) RUB in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 RUB	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2016 RUB
Investment in Debt and Equity Securities
Held-to-maturity Securities			$ 50.0		RUB 2,915	RUB 3,033
Total investments in non-marketable equity securities			24.9		1,122	1,513
Share of results of equity method investments in the amount of gain (loss) within other income			3.6	RUB 217	98
Yandex.Money
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities			13.7		700	832
Percentage of interest in the charter capital sold	75.00%	75.00%
Consideration for sale of interest	$ 59.1	RUB 1,964
Ownership interest	25.00%	25.00%
Other
Investment in Debt and Equity Securities
Total investments in non-marketable equity securities			11.2		422	681
Credit-linked notes
Investment in Debt and Equity Securities
Held-to-maturity Securities			$ 50.0		RUB 2,915	RUB 3,033